Reorganization - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jul. 20, 2012	Oct. 17, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Aug. 13, 2012 Amendment	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Sep. 30, 2012 Common Stock TMP	Dec. 31, 2011 Common Stock TMP	Sep. 30, 2012 Common Stock AFH Advisory	Dec. 31, 2011 Common Stock AFH Advisory	Sep. 30, 2012 Stock Options TMP	Dec. 31, 2011 Stock Options TMP
Restructuring Cost and Reserve [Line Items]
Conversion of AFH common stock to TMP common stock			1.48		1.48
Conversion of AFH stock option to TMP stock option			1.48		1.48
Stock issued during merger										18,308,576	18,308,576	3,625,000	3,625,000	566,424	566,424
Percentage of issued and outstanding common stock on fully diluted basis			83.89%		83.89%
Shares of common stock subject to forfeiture and cancellation								1,906,768	1,906,768
Gross proceeds pursuant to merger amendment		$ 20,000,000
Cancellation of shares provision, deletion of agreement					22,000,000		On August 13, 2012, the Company, AFH Advisory, Dr. Shell, the Estate of Elizabeth Charuvastra (the "Estate"), our former Chairman and Vice President of Regulatory Affairs, and Mr. Giffoni (collectively Dr. Shell, the Estate and Mr. Giffoni, the "Insiders") entered into Amendment No. 2 ("Amendment No. 2") to the Agreement and Plan of Reorganization. Pursuant to Amendment No. 2, the make good provision, pursuant to which the Insiders had agreed to cancel up to 1,906,768 shares in the aggregate in the event stated EBITDA targeted were not achieved by the Company, has been deleted in its entirety.
Other Amounts due to Related Parties					602,948
Accrued expense converted to note payable	585,448
Reduction in prepaid expense	335,448		58,630	60,657	661,703	87,188
Professional Fees					$ 230,447